Note 24 - Employement Agreement	12 Months Ended
Sep. 30, 2011
EMPLOYMENT AGREEMENT
EMPLOYMENT AGREEMENT

(24)      EMPLOYMENT AGREEMENT

The Company has entered into employment agreement with Shan Chi, the Chief Financial Officer, and the annual minimum compensation for the terms of the employment agreements are as follows:

Year ending 30 September,

2012	$ 130,000
2013	54,167
Total	$ 184,167